Basis of Preparation (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial instruments
a)	Financial instruments

Fair value through profit or loss: this includes the concession financial assets related to distribution segment infrastructure. These financial assets are measured at the expected New Replacement Value (Valor Novo de Reposição, or VNR), as defined in the concession agreement, which represent the fair value of the residual value of the infrastructure as of the balance sheet date. The Company recognizes a financial asset resulting from a concession contract when it has an unconditional contractual right to receive cash or another financial asset from, or under the direction of the grantor for the services of construction and maintenance of the infrastructure.

Financial assets also include; cash equivalents, marketable securities, derivative financial instruments, concession financial assets for distribution infrastructure, and indemnities receivable from the generation assets.

Derivative financial instruments (Swap transactions): The Company, through its subsidiary Cemig GT, maintains derivative instruments to manage its exposure to the risks of changes in foreign currency exchange rates, mainly the US dollar. Derivative instruments are recognized initially at their fair value and the related transaction costs are recognized in the Statement of income when they are incurred. After initial recognition, derivatives are measured at fair value and changes in fair value are recorded in the Consolidated Statement of Income.

Derivative financial instruments (Put options) – The options to sell to Cemig GT units of the FIP Melbourne and FIP Malbec funds (‘the SAAG Put’) were measured at fair value using the Black-Scholes-Merton (BSM) method, using as reference the related put options obtained by the BSM model valued on the closing date of the financial statements for the year ended December 31, 2018. See note 32 for further details.

Amortized cost: This includes; accounts receivables from customers, traders and power transport concession holders; advances to suppliers; accounts receivable from Minas Gerais State; restricted cash; escrow deposits in litigation; marketable debt securities with the intention of holding them until maturity; concession financial assets related to the concession grant fee; indemnifiable receivable for transmission assets; accounts receivable from related parties; suppliers; loans and debentures; debt agreed with the pension fund (Forluz); concessions payable; the Minas Gerais State PRCT Tax Amnesty Program; advances from customers; assets and liabilities related to the CVA account and Other financial components in tariff adjustments; the low-income subsidy; reimbursement of tariff subsidies; and other credits.

Customers, traders and power transport concession holders
b)	Customers, traders and power transport concession holders

Accounts receivable from customers, traders and power transport concession holders are initially recognized at the sales value and subsequently measured at amortized cost.

In order to estimate future losses on receivables, the Company adopted a simplified approach, considered that the accounts receivable from customers do not have significant financial components, and calculated the expected loss considering the historical average of non-collection over the total billed in each month (based on the last 12 months of billing), segregated by type of customer and projected for the next 12 months, taking into account the age of maturity of invoices, including those not yet due. The estimated loss for the past due balances of customers who have renegotiated their debt has been calculated based on the maturity date of the original invoice, with the new terms negotiated not being taken into account. For the balances that are more than 12 months past due, expectation of total loss is assumed.

Provisions for expected losses are measured based on expected losses for the next 12 months, as a function of the potential default events, or losses of credit expected for the whole life of a financial instrument, if the credit risk has significantly increased since its initial recognition.

For large customers, the provision for doubtful receivables is recorded based on estimates by Management, in an amount sufficient to cover probable losses. The principal criteria used by the Company are: (i) customers with significant balances, the receivable balance is analyzed in the light of the history of the debt, negotiations in progress, and asset guarantees; and (ii) for large customers, an individual analysis of the debtors and the initiatives in progress to realize the overdue credits.

Investments
c)	Investments

The Company has investments in associates and joint ventures. These investments are accounted using the equity method in the consolidated financial statement and are, initially, recognized at fair value.

Control is obtained when the Company and/or one of its subsidiaries has the power to control the financial and operational policies of an entity to receive benefits from its activities.

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

The investments of the Company includes the intangible assets representing the right to commercial operation of the regulated activity identified in the process of allocation of the price for acquisition of the jointly-held entities and affiliated companies, net of any accumulated impairment.

Business combination
d)	Business combination

Business combinations are accounted for using the acquisition method of accounting. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at the acquisition date fair value, and the amount of the any non-controlling interest in the acquiree. Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date.

A business combination occurs when the Company acquires control of a business, whatever its legal form. At the acquisition date the Company recognizes and measures the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree. Goodwill is initially measured at cost, which being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed.

When a business combination is carried out in stages (“step-acquisition method”), the interest previously held by the Company in its investee is remeasured at the fair value at the acquisition date and the corresponding gain or loss, if any, is recognized in the statement of income.

Concession assets
e)	Concession assets

Energy Distribution segment: concession intangible assets are amortized during the concession period, as provided for in IFRIC 12 – Concession contracts. As disclosed in note 2.4, the changes introduced by IFRS 15 have affected the classification of distribution assets.

The Company recognizes a financial assets for to the residual value of the infrastructure at the end of the concession, representing an unconditional right to receive cash or other financial asset directly from the grantor. Until December 31, 2017 the financial assets was classified as held for trading (available for sale). Starting January 1, 2018, and due to the application of IFRS 9 the financial asset that is now classified as a financial instrument in the Fair value through profit or loss category.

The amortization period of the concession intangible asset includes an extension period of 30 years, as described in more detail in Note 4.

Additions to the concession infrastructure are initially recorded as a contract assets at cost, including capitalized borrowing costs. When the infrastructure starts operations, at that point the infrastructure cost is split and part is allocated to a financial assets, as explained above, and the remaining to an intangible assets. The financial assets is subsequently measured at the estimated fair value.

Transmission segment: Starting January 1, 2018, and due to the application of IFRS 15, the financial asset related to the unconditional right to receive the infrastructure cost was reclassified to a contract asset. See Note 2.4.

Consideration monthly received is allocated to revenue related to the operation and maintenance service and to the collection of the financial asset related to the construction service based on their relative fair value. Costs of expansion and upgrades of the infrastructure are recorded as contract assets.

Due to the acceptance of the terms of renewal of the old transmission concessions, part of the transmission assets of the concessions terminated on December 31, 2012, is subject of reimbursement by the granting authority, and an accounts receivable was recognized corresponding to the estimated indemnity to be received over a period of eight years. For further information, see Note 16 – Concession contract assets.

Generation segment: As described in Note 15, the concession fee right paid for the concession contracts granted by the Brazilian Regulator (Aneel) in November 2015, has been classified as a financial asset, at amortized cost, as it represents an unconditional right to receive cash, adjusted by the IPCA index, and remuneratory interest, during the period of the concession.

Gas distribution segment: concession intangible assets recorded in the gas distribution segment are amortized during the concession period, as provided for in IFRIC 12 – Concession contracts.

The amortization reflects the pattern in which future economic benefits of the asset are expected to be consumed. The consumption pattern of the assets are related to the economic useful lives of each of the underlying assets that comprise the concession. This economic useful life is also used by the regulator to determine the basis for measuring the tariff for rendering the concession services.

The Company recognizes a financial asset related to the residual value of the infrastructure at the end of the concession, representing an unconditional right to receive cash or other financial asset directly from the grantor.

Starting on January 1, 2018, and due to the application of IFRS 15, the financial asset related to the unconditional right to receive the infrastructure cost including capitalized borrowing costs, was reclassified to a contract asset. See Note 2.4.

Additions and upgrades to the concession infrastructure are initially recorded as a contract assets at cost, including capitalized borrowing costs. When the infrastructure starts operations, at that point the infrastructure cost is split and part is allocated to a financial assets, as explained above, and the remaining to an intangible assets. The financial assets is subsequently measured at the estimated fair value.

Intangible assets
f)	Intangible assets

Intangible assets are mainly, comprised of the intangible assets related to the service concession contracts as described in topic (e) above as well as software. Intangible assets are stated at cost, less amortization, and any accumulated impairments when applicable.

Property, plant and equipment
g)	Property, plant and equipment

Property, plant and equipment are stated at the cost, including deemed cost (upon initial application of IFRSs) and capitalized borrowing costs, less accumulated depreciation.

Depreciation is calculated on a straight-line basis, over the estimated useful lives of the assets, or the concession term, whatever is shorter. Depreciation rates are shown in Note 18.

Gains and losses resulting from the disposal of a property, plant and equipment, are measured as the difference between the net proceeds obtained from the sale and the asset’s book value, and are recognized in the Statement of income when the asset is disposed of.

Impairment
h)	Impairment

In assessing impairment of financial assets, the Company uses historical trends of the probability of default, timing of recovery and the amounts of loss incurred, adjusted to reflect management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.

Additionally, management revises, annually, the carrying value of non-financial assets, for the purpose of assessing if there is any indication, such as events or changes in the economic, operational or technological conditions that an asset may be impaired. If any indication exists, or when annul impairment testing of an asset is required, the Company estimates the asset´s recoverable. The recoverable value of an asset or cash generating unit is defined as the higher between its value in use and its fair value less costs to sell. When the carrying value of an asset or cash generating unit exceeds its recoverable value, an impairment loss is recognized, adjusting the carrying value of the asset or cash generating unit to its recoverable value.

Employee benefits
i)	Employee benefits

The liability recorded in the consolidated statement of financial position related the Company’s retirement benefit pension plan obligations, is the greater of: (a) the amount to be paid in accordance with the terms of the pension plan for amortization of the actuarial obligations, and (b) the present value of the actuarial obligation, as calculated by a qualified actuary, less the fair value of the plan’s assets, and adjusted for unrecognized actuarial gains and losses. Expenses related to the debt agreed upon with the pension trust fund were recorded in finance income (expenses), because they represent financial interest and inflation adjustment. Other expenses related to the pension fund were recorded as operating expenses.

The Company offers post-employment healthcare benefits to its employees as well life insurance for active and retired employees. The expected costs of these benefits are accrued over the period of employment using the same accounting methodology that is used for defined benefit pension plans. These obligations are measured annually by a qualified independent actuary.

Actuarial gains and losses arising as a result of changes in actuarial assumptions are recognized in other comprehensive income.

Short-term benefits to employees: Employees’ profit sharing as determined in the Company’s by-laws are recorded in accordance with the collective agreement established with the employees’ union and recorded in employees’ and managers’ profit sharing in the Statement of income.

Income tax and Social Contribution tax
j)	Income tax and Social Contribution tax

Current

Advances, or tax credits, are presented as current or non-current assets, in accordance with the expected date of their realization at the balance sheet date, when the tax amounts are duly calculated and offsetted against advances made.

Deferred

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences except:

•

When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•

In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible the temporary differences and unused tax loss carryforwards to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and unused tax loss carryforwards can be utilized, except:

•

When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•

In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognised only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized

The carrying amount of deferred income and social contribution tax assets is reviewed at each reporting date, and are reduced to the extent that is no longer probable that sufficient taxable profit will be available to allow the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Non-current assets classified as held for sale and discontinued operations
k)	Non-current assets classified as held for sale and discontinued operations

The Company classify non-current assets as held for sale when their carrying amount will be recovered, principally, through a sale transaction rather than through continuous use. This condition is met only when the asset (or group of assets) is available for immediate sale in its current condition subject only to usual and customary terms for the sale of the asset (or group of assets) and its sale is considered highly probable. Management must be committed to the sale which is expected to be completed within one year from the date of classification. Assets held for sale are measured at the lower of its carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset, excluding finance expenses and income tax expenses. Fixed assets (PP&E) and Intangible assets are not depreciated or amortized as long as they are classified as held for sale. Assets and liabilities classified as held for sale are presented separately as current items in the Statement of Financial Position.

A disposal group qualifies as discontinued operation if it is a component of an entity that either has been disposed of, or is classified as held for sale, and:

•	Represents a separate major line of business or geographical area of operations

•	Is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations

Or

•	Is a subsidiary acquired exclusively with a view to resale

Discontinued operations are excluded from the reported profit from continuing operations, and are presented as a single amount, after taxes, based on discontinued operations, in the statement of income.

Additional disclosures are presented in Note 33. All the other notes to the financial statements include amounts for continuing operations, except when otherwise stated.

Revenue recognition
l)	Revenue recognition

Through December 31, 2017, revenue was measured at fair value of the consideration received or receivable, less any estimates or refunds and other similar deductions.

As from January 1, 2018, in general, revenue contracts with customers in the Company’s energy, gas and other sectors, are recognized when the performance obligation is satisfied, at the amount of consideration that is expected to be received in exchange for the goods or services transferred. The Company recognizes revenue only when it is probable that it will receive the consideration in exchange for the goods or services transferred, taking into account the customer’s ability and intention to pay that amount of consideration when it is due.

Revenues from the sale of energy are recorded based on the energy supplied and the tariffs specified in the terms of the contract or in effect in the market. Revenues from retail supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly. Unbilled retail supply of energy, from the period between the last billing and the end of each month, is estimated based on the supply contracted. Historically, the differences between the estimated amounts and the actual revenues recognized are not significant.

Revenue from the supply of energy to the Brazilian grid system is recorded when the delivery has taken place and is invoiced to customers on a monthly basis, in accordance with the payment schedules specified in the concession agreement.

Revenues from transmission concession services are recognized in the Statement of income monthly, and represent the fair value of construction, operation and maintenance of the transmission lines and the remuneration of the financial asset.

The services provided include charges for connection and other related services; the revenues are recognized when the services are rendered.

In order to satisfy its performance obligations under the transmission concession contracts the Company is required to maintain the transmission infrastructure available to users and in return receives a remuneration refer to as “Permitted Annual Revenue (RAP)” for the concession period, which is billed monthly.

Revenues from use of the distribution system (TUSD) received by the Company from other concession holders and other customers that use the distribution network are recognized in the month in which the services are provided. Unbilled retail supply of energy, from the period between the last consumption and the end of each month, is estimated based on the billing from the previous month or the contractual amount. Historically, the differences between the estimated amounts and the actual revenues recognized are not significant.

The ‘Parcel A’ revenue and other financial components in tariff adjustments are recognized in the Statement of income when the energy acquisition costs effectively incurred are different from those considered by the Grantor to stablishes the energy distribution tariff. For further details, see Note 15.

Any adjustment of expected cash flows from the concession financial asset of the energy distribution concession contract is presented as operating revenue, together with the other revenues related to the energy distribution services.

Finance income and expenses
m)	Finance income and expenses

Finance income is mainly comprised of interest income on funds invested, monetary adjustments on overdue receivables and interest income on other financial assets. Interest income is recognized in the Statement of income using the effective interest method.

Finance expenses include: interest expense on borrowings; and foreign exchange and monetary adjustments on borrowing costs of debt, financings and debentures. Interest expense on the Company’s borrowings that is not capitalized is recognized in the Statement of income using the effective interest method.

Segment reporting
n)	Segment reporting

The operating results of all operating segments for which discrete financial information is available, are reviewed regularly by the Company’s CEO, to make decisions about resources to be allocated to the segment, and to assess its performance.

Segment results that are reported to the CEO include items directly attributable to the segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets (primarily the Company’s headquarters) and head office expenses.

Segment capital expenditure is the total cost incurred during the year to acquire: concession financial assets, intangible assets, concession contract assets and property, plant and equipment.